Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000098142 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000098142 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000098142 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000098142 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000098142 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000098142 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000098142 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000098142 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000098142 [Member] | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000098142 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000098142 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000098142 [Member] | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098142 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000098143 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000098143 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000098143 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000098143 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000098143 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000098143 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000098143 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000098143 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000098143 [Member] | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000098143 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000098143 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000098143 [Member] | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098143 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000093382 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000093382 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000093382 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000093382 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000093382 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093382 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000093382 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093382 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093382 [Member] | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000093382 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000093382 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093382 [Member] | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000093382 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000098146 [Member] | Over the Counter Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000098146 [Member] | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000098146 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000098146 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000098146 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000098146 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	41.80%
C000098146 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000098146 [Member] | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000098147 [Member] | Over the Counter Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000098147 [Member] | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000098147 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000098147 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000098147 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000098147 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	41.80%
C000098147 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000098147 [Member] | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000093384 [Member] | Over the Counter Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000093384 [Member] | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000093384 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000093384 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000093384 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000093384 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	41.80%
C000093384 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
C000093384 [Member] | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000098151 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000098151 [Member] | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000098151 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000098151 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000098151 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000098151 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
C000098151 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000098151 [Member] | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000098151 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000098150 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000098150 [Member] | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000098150 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000098150 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000098150 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000098150 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
C000098150 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000098150 [Member] | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000098150 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000093386 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000093386 [Member] | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000093386 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000093386 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000093386 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000093386 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
C000093386 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000093386 [Member] | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000093386 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000104316 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000104316 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000104316 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000104316 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104316 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000104316 [Member] | ANTA Sports Products Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000104316 [Member] | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104316 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104316 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104316 [Member] | Kaspi KZ JSC ADR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104316 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000104316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000104316 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000104316 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000104316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000104316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000104316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000104316 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000104316 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000104316 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000104316 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000104316 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000104316 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104316 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000104316 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104317 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000104317 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000104317 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000104317 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104317 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000104317 [Member] | ANTA Sports Products Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000104317 [Member] | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104317 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104317 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104317 [Member] | Kaspi KZ JSC ADR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104317 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000104317 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000104317 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104317 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000104317 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000104317 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000104317 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000104317 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000104317 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000104317 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000104317 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000104317 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000104317 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000104317 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104317 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000104317 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000101924 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000101924 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000101924 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000101924 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000101924 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000101924 [Member] | ANTA Sports Products Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101924 [Member] | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101924 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101924 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101924 [Member] | Kaspi KZ JSC ADR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101924 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000101924 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000101924 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000101924 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000101924 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000101924 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000101924 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000101924 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000101924 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000101924 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000101924 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101924 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000101924 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000101924 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101924 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000101924 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104313 [Member] | My EG Services Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000104313 [Member] | Gudeng Precision Industrial Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104313 [Member] | Benefit Systems S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104313 [Member] | WinWay Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104313 [Member] | International Gemmological Institute India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104313 [Member] | Kinik Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104313 [Member] | Krishna Institute of Medical Sciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000104313 [Member] | Eris Lifesciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104313 [Member] | Hansol Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104313 [Member] | Alchip Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104313 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000104313 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000104313 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000104313 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000104313 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000104313 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000104313 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000104313 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000104313 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000104313 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000104313 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000104313 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000104313 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000104313 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000104313 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000104313 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000104313 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000104314 [Member] | My EG Services Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000104314 [Member] | Gudeng Precision Industrial Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104314 [Member] | Benefit Systems S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104314 [Member] | WinWay Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104314 [Member] | International Gemmological Institute India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104314 [Member] | Kinik Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104314 [Member] | Krishna Institute of Medical Sciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000104314 [Member] | Eris Lifesciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104314 [Member] | Hansol Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104314 [Member] | Alchip Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104314 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000104314 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000104314 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000104314 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000104314 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000104314 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000104314 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000104314 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000104314 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000104314 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000104314 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000104314 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000104314 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000104314 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000104314 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000104314 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000104314 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000104315 [Member] | My EG Services Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000104315 [Member] | Gudeng Precision Industrial Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104315 [Member] | Benefit Systems S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104315 [Member] | WinWay Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104315 [Member] | International Gemmological Institute India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104315 [Member] | Kinik Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104315 [Member] | Krishna Institute of Medical Sciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000104315 [Member] | Eris Lifesciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104315 [Member] | Hansol Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104315 [Member] | Alchip Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104315 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000104315 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000104315 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000104315 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000104315 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000104315 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000104315 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000104315 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000104315 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000104315 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000104315 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000104315 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000104315 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000104315 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000104315 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000104315 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000104315 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130348 [Member] | Kaspi KZ JSC ADR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000130348 [Member] | Banca Transilvania S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130348 [Member] | National Bank of Kuwait S A K P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130348 [Member] | FPT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130348 [Member] | Qatar National Bank QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130348 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130348 [Member] | Doha Bank QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130348 [Member] | Attijariwafa Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130348 [Member] | BDO Unibank Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130348 [Member] | Halyk Savings Bank of Kazakhstan JSC GDR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130348 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000130348 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000130348 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130348 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000130348 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000130348 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000130348 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000130348 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130348 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000130348 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000130348 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000130348 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130348 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000130348 [Member] | MOROCCO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130348 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000130348 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000130348 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000130349 [Member] | Kaspi KZ JSC ADR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000130349 [Member] | Banca Transilvania S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130349 [Member] | National Bank of Kuwait S A K P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130349 [Member] | FPT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130349 [Member] | Qatar National Bank QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130349 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130349 [Member] | Doha Bank QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130349 [Member] | Attijariwafa Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130349 [Member] | BDO Unibank Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130349 [Member] | Halyk Savings Bank of Kazakhstan JSC GDR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130349 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000130349 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000130349 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130349 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000130349 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000130349 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000130349 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000130349 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130349 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000130349 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000130349 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000130349 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130349 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000130349 [Member] | MOROCCO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130349 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000130349 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000130349 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000130350 [Member] | Kaspi KZ JSC ADR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000130350 [Member] | Banca Transilvania S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130350 [Member] | National Bank of Kuwait S A K P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130350 [Member] | FPT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130350 [Member] | Qatar National Bank QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130350 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130350 [Member] | Doha Bank QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130350 [Member] | Attijariwafa Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130350 [Member] | BDO Unibank Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130350 [Member] | Halyk Savings Bank of Kazakhstan JSC GDR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130350 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000130350 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000130350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130350 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000130350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000130350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000130350 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000130350 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130350 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000130350 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000130350 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000130350 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130350 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000130350 [Member] | MOROCCO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130350 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000130350 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000130350 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000142709 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000142709 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000142709 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000142709 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000142709 [Member] | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000142709 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000142709 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142709 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000142709 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142709 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000142709 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142710 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000142710 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000142710 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000142710 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000142710 [Member] | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000142710 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000142710 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142710 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000142710 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142710 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000142710 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142708 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000142708 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000142708 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000142708 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000142708 [Member] | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000142708 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000142708 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142708 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000142708 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142708 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000142708 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174429 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000174429 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174429 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174429 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174429 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174429 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174429 [Member] | Bank Central Asia Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174429 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174429 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174429 [Member] | Reliance Industries Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174429 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000174429 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000174429 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174429 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000174429 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000174429 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000174429 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174429 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174429 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174429 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000174429 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000174429 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000174429 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000174429 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000174430 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000174430 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174430 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174430 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174430 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174430 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174430 [Member] | Bank Central Asia Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174430 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174430 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174430 [Member] | Reliance Industries Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174430 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000174430 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000174430 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174430 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000174430 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000174430 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000174430 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174430 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174430 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174430 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000174430 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000174430 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000174430 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000174430 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000174431 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000174431 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174431 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174431 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174431 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174431 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174431 [Member] | Bank Central Asia Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174431 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174431 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174431 [Member] | Reliance Industries Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174431 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000174431 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000174431 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174431 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000174431 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000174431 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000174431 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174431 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174431 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174431 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000174431 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000174431 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000174431 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000174431 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000217585 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000217585 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000217585 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217585 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217585 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217585 [Member] | ANTA Sports Products Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217585 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217585 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217585 [Member] | E Ink Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217585 [Member] | Proya Cosmetics Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217585 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000217585 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000217585 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000217585 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000217585 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000217585 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000217585 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000217585 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000217585 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000217585 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000217585 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217585 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217585 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000217585 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217585 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000217585 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217586 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000217586 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000217586 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217586 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217586 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217586 [Member] | ANTA Sports Products Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217586 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217586 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217586 [Member] | E Ink Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217586 [Member] | Proya Cosmetics Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217586 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000217586 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000217586 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000217586 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000217586 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000217586 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000217586 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000217586 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000217586 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000217586 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000217586 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217586 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217586 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000217586 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217586 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000217586 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217584 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000217584 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000217584 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217584 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217584 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217584 [Member] | ANTA Sports Products Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217584 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217584 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217584 [Member] | E Ink Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217584 [Member] | Proya Cosmetics Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217584 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000217584 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000217584 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000217584 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000217584 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000217584 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000217584 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000217584 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000217584 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000217584 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000217584 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217584 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217584 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000217584 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217584 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000217584 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221885 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000221885 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000221885 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000221885 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000221885 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000221885 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	72.70%
C000221886 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000221886 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000221886 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000221886 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000221886 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000221886 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	72.70%
C000221884 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000221884 [Member] | Government Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000221884 [Member] | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000221884 [Member] | Financial Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000221884 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000221884 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	72.70%
C000250019 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000250019 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000250019 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250019 [Member] | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250019 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250019 [Member] | Kaspi KZ JSC ADR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250019 [Member] | E Ink Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250019 [Member] | Axis Bank Ltd GDR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250019 [Member] | Apollo Hospitals Enterprise Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250019 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250019 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000250019 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000250019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000250019 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000250019 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000250019 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250019 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000250019 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000250019 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000250019 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000250019 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000250019 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000250019 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000250019 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250019 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250020 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000250020 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000250020 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250020 [Member] | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250020 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250020 [Member] | Kaspi KZ JSC ADR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250020 [Member] | E Ink Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250020 [Member] | Axis Bank Ltd GDR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250020 [Member] | Apollo Hospitals Enterprise Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250020 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250020 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000250020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000250020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000250020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000250020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000250020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000250020 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000250020 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000250020 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000250020 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000250020 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000250020 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000250020 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250020 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250018 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000250018 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000250018 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250018 [Member] | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250018 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250018 [Member] | Kaspi KZ JSC ADR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250018 [Member] | E Ink Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250018 [Member] | Axis Bank Ltd GDR Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250018 [Member] | Apollo Hospitals Enterprise Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250018 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250018 [Member] | Other assets less than 4 country [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000250018 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000250018 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000250018 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000250018 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000250018 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250018 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000250018 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000250018 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000250018 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000250018 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000250018 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000250018 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000250018 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250018 [Member] | Other assets less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%